Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Subscription receivables	Accumulated deficit	Accumulated other comprehensive loss	Additional paid-in capital	Total
Balance at Mar. 31, 2022		$ 1,148	[1]	$ (1,148)	$ 127,674	$ 1,028		$ 128,702
Balance (in Shares) at Mar. 31, 2022	[1]	11,475,000
Net loss					(562,582)			(562,582)
Foreign currency translation adjustments						(89)		(89)
Balance at Sep. 30, 2022		$ 1,148	[1]	$ (1,148)	(434,908)	939		(433,969)
Balance (in Shares) at Sep. 30, 2022	[1]	11,475,000
Balance at Mar. 31, 2023		$ 1,148	[1]		(79,495)	1,026	$ 2,024,327	1,947,006
Balance (in Shares) at Mar. 31, 2023	[1]	11,475,000
Issuance of ordinary shares		$ 127	[1]				794,771	794,898
Issuance of ordinary shares (in Shares)	[1]	1,275,000
Net loss					(751,660)			(751,660)
Foreign currency translation adjustments						6,436		6,436
Balance at Sep. 30, 2023		$ 1,275	[1]		(831,155)	7,462	2,819,098	1,996,680
Balance (in Shares) at Sep. 30, 2023	[1]	12,750,000
Balance at Mar. 31, 2024		$ 1,563	[1]		(4,668,973)	(80,824)	14,033,722	$ 9,285,488
Balance (in Shares) at Mar. 31, 2024		15,625,000	[1]					15,625,000	[2]
Net loss					(3,274,725)			$ (3,274,725)
Share based awards of the Group							842,321	842,321
Foreign currency translation adjustments						48,346		48,346
Balance at Sep. 30, 2024		$ 1,563	[1]		$ (7,943,698)	$ (32,478)	$ 14,876,043	$ 6,901,430
Balance (in Shares) at Sep. 30, 2024		15,625,000	[1]					15,625,000	[2]

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.